Accumulated Other Comprehensive Income - Summary of Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Other Comprehensive Income [Abstract]
Balance at beginning of year	$ 1,557	$ 421	$ 421	$ 0
Unrealized gain	(531)	834	1,354	474
Amount reclassified for gains included in realized gain on marketable securities	(45)	(15)	(218)	(53)
Balance at end of year	$ 981	$ 1,240	$ 1,557	$ 421